Risks Arising from Financial Instruments - Summary for Each Type of Derivative Fair Value Recognized as Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Assets	$ 219	$ 391
Liabilities	(6,453)	(5,492)
Net	(6,234)	(5,101)
Non-current, Assets	62	60
Non-current, Liabilities	(113)	(184)
Non-current, Net	(50)	(124)
Current, Assets	157	331
Current, Liabilities	(6,340)	(5,308)
Current derivative financial assets liabilities, net, Total	(6,184)	(4,977)
Foreign exchange forwards [member]
Disclosure of detailed information about financial instruments [line items]
Assets	122	223
Liabilities	(599)	(265)
Net	(477)	(42)
Foreign currency futures [member]
Disclosure of detailed information about financial instruments [line items]
Assets	3	4
Liabilities	(3)	0
Net	0	4
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets	4	0
Liabilities	(3)	(5)
Net	1	(5)
Cross currency interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets	46	63
Liabilities	(150)	(187)
Net	(104)	(124)
Aluminum swaps [member]
Disclosure of detailed information about financial instruments [line items]
Assets	6	52
Liabilities	(181)	(174)
Net	(175)	(122)
Sugar futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets	19	4
Liabilities	0	0
Net	19	4
Energy futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets	5	12
Liabilities	(49)	(28)
Net	(44)	(16)
Other commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Assets	15	32
Liabilities	(123)	(69)
Net	(109)	(37)
Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Assets	0	0
Liabilities	(5,345)	(4,763)
Net	$ (5,345)	$ (4,763)